SUPPLEMENTAL FINANCIAL INFORMATION - Other income (expense) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUPPLEMENTAL FINANCIAL INFORMATION
Other income (expense)	$ 55,327	$ 44,163
Investments-equity instruments
SUPPLEMENTAL FINANCIAL INFORMATION
Other income (expense)	(6,469)	10,454
Gains (losses) on - Foreign exchange
SUPPLEMENTAL FINANCIAL INFORMATION
Other income (expense)	816	(1,295)
Gains (losses) on - Disposal of property, plant and equipment
SUPPLEMENTAL FINANCIAL INFORMATION
Other income (expense)	(25)	135
Fair value changes - Investments-uranium
SUPPLEMENTAL FINANCIAL INFORMATION
Other income (expense)	29,422	41,440
Fair value changes - Warrants on investment
SUPPLEMENTAL FINANCIAL INFORMATION
Other income (expense)	1,625	1,149
Fair value changes - Share purchase warrants
SUPPLEMENTAL FINANCIAL INFORMATION
Other income (expense)	(20,337)	7,104
Share purchase warrants issue expense
SUPPLEMENTAL FINANCIAL INFORMATION
Other income (expense)	0	(791)
Reclamation obligation adjustments
SUPPLEMENTAL FINANCIAL INFORMATION
Other income (expense)	4,126	585
Uranium investment carrying charges
SUPPLEMENTAL FINANCIAL INFORMATION
Other income (expense)	(374)	(223)
Recognition of Proceeds U.I Repayment Agreement
SUPPLEMENTAL FINANCIAL INFORMATION
Other income (expense)	6,142	0
Debt obligation adjustments
SUPPLEMENTAL FINANCIAL INFORMATION
Other income (expense)	0	4
Other
SUPPLEMENTAL FINANCIAL INFORMATION
Other income (expense)	$ (273)	$ (191)